1.  Name and address of issuer

	Morgan Stanley Global Strategist Fund

2. The name of each series or class of securities for which this Form is filed
	x

3a.  Investment Company Act File Number:

	811-05634

3b.  Securities Act File Number:

	33-23669

4a.  Last day of fiscal year for which this Form is filed:

	July 31, 2011

4b.  []  Check box if this Form is being filed late
(i.e., more than 90 calendar
days after the end of the issuer's fiscal year).
(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. [] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of securities sold
during the fiscal year pursuant
to section 24(f):	122,654,202

	(ii)  Aggregate price of securities redeemed
or repurchased during the fiscal
year:	129,755,307

	(iii)  Aggregate price of securities redeemed
or repurchased during any prior
fiscal year ending no earlier than October 11, 1995
that were not previously used to
reduce registration fees payable to the Commission:
	1,566,298,958

	(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)]:
(1,696,054,265)

	(v)  Net sales -- if item 5(i) is greater
than item 5(iv) [subtract item
5(iv) from item 5(i)]:	0.00

	(vi)  Redemption credits available for
use in future years - if item 5(i)
is less than item 5(iv) [subtract item 5(iv)
from item 5(i)]:	1,573,400,063

		   .0001146

	(viii)  Registration fee due [multiply
item 5(v) by item 5(vii)] (enter "0"
if no fee is due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i) was determined
by deducting an amount of
securities that were registered under the Securities
 Act of 1933 pursuant to rule
 24e-2 as in effect before October 11, 1997, then
report the amount of securities
 (number of shares or shares or other units)
deducted here:	.  If there is a
number of shares or other units that were registered
 pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this
 form is filed that are available
for use by the issuer in future fiscal years, then
 state that number here:	.

	If the response to Item 5(i) was determined
 by deducting an amount of
securities that were registered under the Securities
 Act of 1933 pursuant to rule
24e-2 as in effect before October 11, 1997, then
report the amount of securities
(number of shares or shares or other units) deducted
 here:	.  If there is a number
 of shares or other units that were registered
pursuant to rule 24e-2 remaining unsold
at the end of the fiscal year for which this form
is filed that are available for use
 by the issuer in future fiscal years, then state
that number here:	.

	0.00

8. Total of the amount of registration fee due plus any interest due [line 5(viii) plus line 7]:

	0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below by the following
persons on behalf of the
issuer and in the capacities and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "October 31, 2011"
*Please print the name and title of the signing officer
below the